Summary of Significant Accounting Policies (Tables)	6 Months Ended
Oct. 31, 2024
Straight Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Property and Equipment	The estimated useful lives are as follows:
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fixtures	2 – 4 years